Notes Receivable	12 Months Ended
Sep. 30, 2021
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 4 – NOTES RECEIVABLE

Notes receivable consisted of bank acceptance notes of $2,593,018 and $555,612 received from the Company’s customers as of September 30, 2021 and 2020, respectively. These notes with 3-6 months maturity dates were issued by customers to pay their payable balances to the Company; and these notes were guaranteed by the banks.